Lease Assets	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease Assets	Lease Assets

	Building $	Other $	Total $
December 31, 2020	443.4	3.6	447.0
Additions	43.8	12.2	56.0
Acquisitions	74.0	5.9	79.9
Depreciation	(102.9)	(5.0)	(107.9)
Modifications	24.4	0.2	24.6
Impairment net of reversal	(19.1)	—	(19.1)
Foreign exchange	(3.9)	(0.1)	(4.0)
December 31, 2021	459.7	16.8	476.5
Additions	76.4	4.7	81.1
Acquisitions	8.3	0.2	8.5
Depreciation	(115.9)	(6.2)	(122.1)
Modifications	6.7	(0.2)	6.5
Reversal of impairment, net	4.8	—	4.8
Foreign exchange	15.0	0.1	15.1
December 31, 2022	455.0	15.4	470.4

The Company leases buildings for its office spaces across the globe. Lease terms typically range from 1 to 15 years and had a weighted average remaining lease term of 6.6 years at December 31, 2022 (2021 - 7.3 years). To provide operational flexibility, the Company includes extension and termination options in certain leases.

The Company leases vehicles and office equipment with terms typically ranging from 2 to 7 years and had a weighted average remaining lease term of 3.2 years at December 31, 2022 (2021 - 3.4 years).

The Company also leases IT equipment and other equipment with terms typically ranging from 1 to 5 years. These leases are generally short-term or for low-value assets that the Company has elected not to recognize in lease assets and lease liabilities.

The Company's acquisition integration activities and initiatives to optimize office space led to the approval of formal plans to sublease and exit certain underutilized office spaces. These changes in use resulted in the recognition of impairment losses, where the carrying amount of the assets exceeded the recoverable amount, determined based on the value in use method, and an onerous contract provision of $19.0 (2021 - $12.5) (note 17). Subsequent payments made for variable costs on impaired office lease assets reduced the estimated future cash outflows and increased the recoverable amount of the leased assets resulting in the reversal of previously recorded impairments.
Impairment losses and reversals for the year are as follows:

	Canada	United States	Global	Total
At December 31, 2022	$	$	$	$
Impairment losses
Lease assets	0.1	0.3	2.2	2.6
Impairment reversals	(2.5)	(3.4)	(2.2)	(8.1)
Net impairment reversal of lease assets and property and equipment	(2.4)	(3.1)	—	(5.5)
Recoverable amount	—	—	4.3	4.3

	Canada	United States	Global	Total
At December 31, 2021	$	$	$	$
Impairment losses
Lease assets	10.5	12.6	0.6	23.7
Property and equipment	1.9	4.8	0.2	6.9
Impairment reversals	(3.8)	(1.2)	(0.8)	(5.8)
Net impairment of lease assets and property and equipment	8.6	16.2	—	24.8
Recoverable amount	—	6.8	1.1	7.9

Amounts recognized in administrative and marketing expenses	For the year ended December 31,
	2022	2021
	$	$
Rent expense - variable lease payments	39.6	43.5
Rent expense - short-term leases and leases of low-value assets	2.9	2.5
Income from subleases	(2.5)	(3.1)

Total	40.0	42.9

Variable lease payments include operating expenses, real estate taxes, insurance, and other variable costs. Future undiscounted cash flows for short-term leases, leases of low-value assets, variable lease payments, and sublease payments receivable are disclosed in note 20.

Cash outflows for lease liabilities are disclosed in note 32.